TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE	NOTE 3 — TRADE ACCOUNTS RECEIVABLE:

	December 31, 2021	December 31, 2020
Trade receivables	806	489
	806	489